Fair Value of Certain Financial Assets and Liabilities and Other Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying (Reported) Amount, Fair Value Disclosure | Collateralized Mortgage Backed Securities
Financial assets
Financial assets	$ 65	$ 55
Carrying (Reported) Amount, Fair Value Disclosure | Senior Notes
Financial liabilities
Financial liabilities	3,641	3,093
Carrying (Reported) Amount, Fair Value Disclosure | Exchangeable Debentures
Financial liabilities
Financial liabilities	902	1,156
Carrying (Reported) Amount, Fair Value Disclosure | Credit Facility
Financial liabilities
Financial liabilities	117	58
Carrying (Reported) Amount, Fair Value Disclosure | Mortgage Backed Securities, Other
Financial liabilities
Financial liabilities	1,091	1,110
Portion at Fair Value, Fair Value Disclosure | Collateralized Mortgage Backed Securities
Financial assets
Financial assets	76	77
Portion at Fair Value, Fair Value Disclosure | Senior Notes
Financial liabilities
Financial liabilities	3,772	3,200
Portion at Fair Value, Fair Value Disclosure | Exchangeable Debentures
Financial liabilities
Financial liabilities	1,076	1,471
Portion at Fair Value, Fair Value Disclosure | Credit Facility
Financial liabilities
Financial liabilities	117	58
Portion at Fair Value, Fair Value Disclosure | Mortgage Backed Securities, Other
Financial liabilities
Financial liabilities	$ 1,114	$ 1,107